Private Placements (Details Narrative) - USD ($)		1 Months Ended				3 Months Ended	12 Months Ended
	Sep. 11, 2017	Nov. 26, 2018	Jul. 24, 2017	Jun. 20, 2016	Mar. 31, 2016	Nov. 30, 2018	Aug. 31, 2018	Aug. 31, 2016	Sep. 29, 2017
Number of PPM units exchange for cash								441
Estimated volatility rate								82.00%
Risk free interest rate								2.06%
Expected life							7 years 8 months 2 days	7 years 8 months 2 days
November 2018 Private Placement units issued in exchange for convertible debt, Amount						$ 5,200,000
Interest payable to related party						$ 52,182
June 2016 Private Placement [Member]
Self directed shares issued				937,500
Self directed shares issued, per share				$ 3.20
Self directed shares issued, amount				$ 3,000,000
Exercise price of series Q stock				$ 3.20
Maturity date of series Q stock				Jun. 20, 2019
Exercise price of series R stock purchase warrant				$ 4.00
Maturity date of series R stock				Jun. 20, 2021
Relative fair value of common stock				$ 1,338,000
Relative fair value of series Q warrants				783,000
Relative fair value of series R warrants				$ 879,000
March 2016 Private Placement [Member]
Price per PPM unit of series O stock					$ 3.10
Net PPM unit price amount					$ 3,100
Exercise price of series P stock					$ 3.70
Maturity date of series P stock					Apr. 30, 2018
Number of PPM units issued					618
Number of PPM units exchange for cash					441
Proceeds from units in exchange for cash					$ 1,367,100
Conversion of units under loan agreement					177
Proceeds from conversion of principal owed					$ 548,700
Reset Price					$ 3.10
Expiration of reset adjustment					Sep. 30, 2016
July 2017 Private Placement [Member]
Self directed shares issued			300,000
Self directed shares issued, per share			$ 2.30
Self directed shares issued, amount			$ 690,000
Exercise price of series Q stock			$ 2.53
Relative fair value of common stock			$ 414,000
Relative fair value of series S-A warrants			$ 276,000
Market price per share			$ 3.20
Expected life			5 years
September 2017 Private Placement [Member]
Self directed shares issued	821,600								821,600
Self directed shares issued, per share	$ 3.11								$ 3.11
Self directed shares issued, amount	$ 2,555,176								$ 2,555,176
Exercise price of series Q stock	$ 3.42
Relative fair value of common stock	$ 1,540,000
Relative fair value of series S warrants	$ 1,015,000
Market price per share	$ 3.95
Expected life	5 years
Unit price, description	The unit price was based on a 15% discount to the average of the 30-day closing price (last day being Friday September 8, 2017) of the Company's common stock as reported on the OTCQB.
Description of units issued	Each unit consisted of one share of common stock and one Series S Stock Purchase Warrant to purchase one (1) share of common stock at an exercise price of $3.42 per share through September 29, 2022
November 2018 Private Placement [Member]
Self directed shares issued, per share		$ 1.50				$ 1.50
Relative fair value of common stock						$ 13,687,151
Market price per share						$ 2.94
Expected life						7 years
Unit price, description		the Company’s equity securities (each a “Unit” and collectively, the “Units”) at a price of $1.50 per Unit with each Unit comprised of (a) one share of unregistered common stock; and (b) one warrant to purchase one share of common stock at a price, subject to certain adjustments, of $1.70 per share for a period of seven (7) years (the “Series T Warrant”). The Unit price represents an approximately 20% discount to the closing price of the Company's common stock on October 29, 2018, the date the Investor and the Board agreed to enter into a significant financing arrangement.				Each unit consisted of one share of common stock and one Series T Stock Purchase Warrant to purchase one (1) share of common stock at an exercise price of $1.70 per share for a period of seven (7) years (See “NOTE 3 – Private Placements”).
Issuance of common stock shares to purchase unit		16,666,667				16,666,667
November 2018 Private Placement units issued, Shares		13,200,000
November 2018 Private Placement units issued, Amount		$ 19,800,000
November 2018 Private Placement units issued in exchange for convertible debt, Shares		3,466,667
November 2018 Private Placement units issued in exchange for convertible debt, Amount		$ 5,200,000
Interest payable to related party		$ 52,182
Number of shares unit exchange for cash		13,200,000
Relative fair value of Series T Warrants						$ 11,312,849
November 2018 Private Placement [Member] | Kalen [Member]
Capital corporation purchased units		13,100,000